UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period:  January 31, 2014

Item 1. Schedule of Investments.

Chartwell Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 99.5%
	BASIC MATERIALS – 1.6%
6,337	Minerals Technologies, Inc.	$327,496

	COMMUNICATIONS – 2.0%
2,161	Anixter International, Inc.	189,563
51,524	Earthlink, Inc.	223,614
		413,177
	CONSUMER, CYCLICAL – 14.9%
6,835	Casey's General Stores, Inc.	469,359
10,741	Cato Corp. - Class A	300,318
3,441	G&K Services, Inc. - Class A	192,318
7,254	G-III Apparel Group Ltd.*	507,562
8,660	Jack in the Box, Inc.*	437,936
12,730	Knoll, Inc.	211,318
10,500	Rush Enterprises, Inc. - Class A*	290,220
15,825	Stage Stores, Inc.	310,170
6,207	Toro Co.	393,276
		3,112,477
	CONSUMER, NON-CYCLICAL – 12.5%
14,775	Cardtronics, Inc.*	569,133
12,886	Greatbatch, Inc.*	547,784
9,122	Haemonetics Corp.*	345,632
4,900	Helen of Troy Ltd.*	269,696
5,015	Matthews International Corp. - Class A	213,238
5,425	Monro Muffler Brake, Inc.	301,142
5,551	TreeHouse Foods, Inc.*	365,478
		2,612,103
	ENERGY – 1.3%
37,075	Key Energy Services, Inc.*	270,277

	FINANCIAL – 25.0%
13,823	American Equity Investment Life Holding Co.	303,415
8,070	Argo Group International Holdings Ltd.	363,069
7,240	Bank of the Ozarks, Inc.	459,016
8,775	Chesapeake Lodging Trust - REIT	213,671
7,257	DuPont Fabros Technology, Inc.	188,609
27,350	Education Realty Trust, Inc. - REIT	246,971
3,226	First Financial Bankshares, Inc.	197,334
12,555	First Industrial Realty Trust, Inc. - REIT	215,444
12,650	First Midwest Bancorp, Inc.	202,021
20,222	FNB Corp.	239,429
14,696	Healthcare Realty Trust, Inc. - REIT	336,832
3,454	Mid-America Apartment Communities, Inc. - REIT	222,921

Chartwell Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2014 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
7,650	PacWest Bancorp	$306,842
3,852	PS Business Parks, Inc. - REIT	302,652
14,422	Selective Insurance Group, Inc.	339,205
2,412	Signature Bank*	294,409
5,125	UMB Financial Corp.	303,861
17,818	Umpqua Holdings Corp.	312,884
5,435	United Bankshares, Inc.	162,452
		5,211,037
	INDUSTRIAL – 29.9%
3,625	Altra Industrial Motion Corp.	113,680
4,075	Analogic Corp.	389,774
9,405	Barnes Group, Inc.	352,123
20,075	Blount International, Inc.*	257,362
7,336	Bristow Group, Inc.	526,651
16,422	Calgon Carbon Corp.*	333,531
4,887	CLARCOR, Inc.	270,838
5,393	EnPro Industries, Inc.*	391,208
10,125	ESCO Technologies, Inc.	353,362
18,360	Fabrinet*	339,109
6,473	Franklin Electric Co., Inc.	257,884
7,591	GATX Corp.	439,519
11,400	Gulfmark Offshore, Inc. - Class A	485,184
11,850	Harsco Corp.	300,872
17,500	Knight Transportation, Inc.	373,625
7,675	Koppers Holdings, Inc.	303,162
10,030	Plexus Corp.*	392,173
6,557	Zebra Technologies Corp. - Class A*	360,373
		6,240,430
	TECHNOLOGY – 4.7%
9,494	Diodes, Inc.*	217,507
13,312	Progress Software Corp.*	321,751
13,175	Silicon Graphics International Corp.*	171,407
13,352	SYKES Enterprises, Inc.*	279,858
		990,523
	UTILITIES – 7.6%
6,679	Avista Corp.	192,556
4,847	Black Hills Corp.	265,761
9,287	Cleco Corp.	453,763
7,650	El Paso Electric Co.	278,689

Chartwell Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2014 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
8,693	NorthWestern Corp.	$393,011
		1,583,780
	TOTAL COMMON STOCKS (Cost $18,011,847)	20,761,300

	SHORT-TERM INVESTMENTS – 0.4%
80,658	Fidelity Institutional Government Portfolio, 0.01%1	80,658

	TOTAL SHORT-TERM INVESTMENTS (Cost $80,658)	80,658

	TOTAL INVESTMENTS – 99.9% (Cost $18,092,505)	20,841,958
	Other Assets in Excess of liabilities – 0.1%	24,003

	TOTAL NET ASSETS – 100.0%	$20,865,961

REIT – Real Estate Investment Trust

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Chartwell Small Cap Value Fund
NOTES TO SCHEDULE OF INVESTMENTS
January 31, 2014 (Unaudited)

Note 1 – Organization
Chartwell Small Cap Value Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund seeks to achieve long-term capital appreciation.  The Fund currently offers two classes of shares: Class A and Class I. The Fund’s Class A Shares commenced investment operations on November 9, 2011. The Fund’s Class I Shares commenced investment operations on March 16, 2012.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Note 3 – Federal Income Taxes
At January 31, 2014, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Chartwell Small Cap Value Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
January 31, 2014 (Unaudited)

Cost of investments	$18,093,802

Gross unrealized appreciation	$3,234,455
Gross unrealized depreciation	(486,299)
Net unrealized appreciation on investments	$2,748,156

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

Chartwell Small Cap Value Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
January 31, 2014 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of January 31, 2014, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$20,761,300	$-	$-	$20,761,300
Short-Term Investments	80,658	-	-	80,658
Total Investments	$20,841,958	$-	$-	$20,841,958

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Chartwell Small Cap Value Fund, a series of Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President

Date:	3/31/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President

Date:	3/31/14

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer

Date:	3/31/14

* Print the name and title of each signing officer under his or her signature.